LEASES	3 Months Ended
Mar. 31, 2022
Disclosure Text Block [Abstract]
Leases
NOTE 12 — LEASES
In connection with the adoption of ASUs
2016-02
and
2018-11
(see Note 2), the Company updated its policy for recognizing leases under ASC Topic 842. A summary of the updated policy is included below. Prior to January 1, 2022, the Company accounted for leases under ASC Topic 840, “Leases.”
Lease Portfolio
The Company leases office space in St. Louis, MO and in Tempe, AZ through operating lease agreements. Additionally, the Company subleases its Tempe, AZ office space as a result of a sublease agreement entered into in 2020. The Company has no finance lease agreements. The lease in St. Louis, MO has a remaining term of 17 months. The lease and sublease in Tempe, AZ each have a remaining term of approximately three years. The Company makes payments to the lessor of the office space in Tempe, AZ, while receiving payments from the sublessee.
Lease Policy
The Company determines if an arrangement is a lease at its inception. When the arrangements include lease and non-lease
components, the Company accounts for them as a single lease component. Leases with an initial term of less than 12 months are not reported on the balance sheet, but rather recognized as lease expense on a straight-line basis over the lease term. Arrangements may include options to extend or terminate the lease arrangement. These options are included in the lease term used to establish ROU assets and lease liabilities when it is reasonably certain they will be exercised. The Company will reassess expected lease terms based on changes in circumstances that indicate options may be more or less likely to be exercised.
The Company has lease arrangements that include variable rental payments. The future variability of these payments and adjustments are unknown and therefore are not included in minimum rental payments used to determine the ROU assets and lease liabilities. The Company has lease arrangements where it makes separate payments to the lessor based on the lessor’s common area maintenance expenses, property and casualty insurance costs, property taxes assessed on the property, and other variable expenses. As the Company has elected the practical expedient not to separate lease and non-lease
components, these variable amounts are captured in operating lease expense in the period in which they are incurred. Variable rental payments are recognized in the period in which their associated obligation is incurred. Sublease income is recognized in the period in which the income is earned.

As most of the Company’s lease arrangements do not provide an implicit interest rate, an incremental borrowing rate (“IBR”) is applied in determining the present value of future payments. The Company’s IBR is selected based upon information available at the lease commencement date, and represents the Company’s estimate of an interest rate that it would be able to obtain from a lender to borrow, on a collateralized basis, over a similar term to obtain an asset of similar value in a similar economic environment.
The ROU assets are reported as “Other assets,” and lease liabilities are reported as “Other current liabilities” and “Other liabilities” on the Condensed Consolidated Balance Sheet. Operating lease expense is recognized on a straight-line basis over the lease term and is included in “General and administrative expenses” in the Condensed Consolidated Statement of Operations. Variable lease expense and sublease income are included in “General and administrative expenses” in the Condensed Consolidated Statement of Operations.
Impact of Adoption
The Company utilized the cumulative effect adjustment method of adoption and, accordingly, recorded ROU assets and lease liabilities of $4,154 and $4,870, respectively, on the balance sheet at January 1, 2022. The Company elected the following practical expedients in accordance with ASC Topic 842:

•
Reassessment elections — The Company elected the package of practical expedients, and did not reassess whether any existing contracts are or contain a lease, provided a lease analysis was conducted under ASC Topic 840. To the extent leases were identified under ASC Topic 840, the Company did not reassess the classification of those leases. Additionally, to the extent initial direct costs were capitalized under ASC Topic 840 and are not amortized as a result of the implementation of ASC Topic 842, they were not reassessed.

•
Short-term lease election — ASC Topic 842 allows lessees an option to not recognize ROU assets and lease liabilities arising from short-term leases. A short-term lease is defined as a lease with an initial term of 12 months or less. The Company elected to not recognize short-term leases as ROU assets and lease liabilities on the balance sheet. All short-term leases which are not included on the Company’s balance sheet will be recognized within lease expense. Leases that have an initial term of 12 months or less with an option for renewal will need to be assessed in order to determine if the lease qualifies for the short-term lease exception. If the option is reasonably certain to be exercised, the lease does not qualify as a short-term lease.

•
Lease vs
non-lease
components — The Company elected to combine future lease and non-lease
components as a single component and the total consideration for the arrangements will be accounted for as a lease.

The following table presents the balance sheet location of the Company’s operating leases.

March 31, 2022
ROU assets
Other assets	$3,809
Lease liabilities:
Other current liabilities	$1,648
Other liabilities	2,970

Total lease liabilities	$4,618

The following table presents maturities of the Company’s operating lease liabilities as of March 31, 2022, presented under ASC Topic 842.

March 31, 2022
Remaining 2022	$1,334
2023	1,622
2024	1,273
2025	644
2026	—
Thereafter	—

Total future minimum payments	$4,873
Less: Implied interest	255

Total lease liabilities	$4,618

The following table presents future minimum rental payments under the Company’s noncancelable operating lease agreements as of December 31, 2021, presented under ASC Topic 840.

2022	$1,749
2023	1,599
2024	1,250
2025	632
2026	—
Thereafter	—

Total	$5,230

The following table presents supplemental operations statement information related to the Company’s operating leases and sublease agreements for the periods presented.

		Three Months Ended March 31,
	Statement of Operations Location	2022	2021 (a)
Operating lease expense	General and administrative expenses	$385	$267
Variable lease expense	General and administrative expenses	17	—
Sublease income	General and administrative expenses	(250)	(103)

(a)	Rent expense and sublease income as reported under ASC Topic 840.
As of March 31, 2022, the weighted-average remaining lease term and the weighted-average IBR of the Company’s operating leases was approximately 2.65 years and 2.96%, respectively. Operating cash flows for amounts included in the measurement of the Company’s operating lease liabilities were $292 for the three months ended March 31, 2022.